Deferred Financing and Leasing Costs (Deferred Financing and Leasing Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-lived intangible assets
Deferred financing costs	$ 19,598	$ 17,044
Deferred leasing costs	189,178	160,759
Market value intangible	18,071	18,802
Origination value intangible	96,529	90,116
Finite-lived intangible assets, gross	323,376	286,721
Accumulated amortization:
Deferred financing costs	13,217	11,002
Deferred leasing costs	81,291	65,935
Market value intangible	14,611	14,324
Origination value intangible	56,434	59,719
Finite-lived intangible assets, accumulated amortization	165,553	150,980
Deferred financing and leasing costs, net	157,823	135,741
Amortization of deferred financing costs	3,839	3,750	$ 3,974
Amortization of intangible assets	$ 30,000	$ 31,600	$ 37,100